Investment portfolio (Tables)	12 Months Ended
Dec. 31, 2023
Investment Portfolio Tables [Abstract]
Schedule of investment portfolio

	As at
	December 31, 2023	December 31, 2022
Equities	37,768	11,504
Other	—	1,016
Total	37,768	12,520